Convertible Notes And Derivative Liability and Warrants	12 Months Ended
Dec. 31, 2025
Convertible Notes And Derivative Liability and Warrants [Abstract]
CONVERTIBLE NOTES AND DERIVATIVE LIABILITY AND WARRANTS

NOTE 13 — CONVERTIBLE NOTES AND DERIVATIVE LIABILITY AND WARRANTS

Convertible Notes

	December 31, 2025	December 31, 2024
Convertible notes, at amortised cost are as follows:
Convertible notes issued	$4,701,738	3,059,595
Less: Deferred debt issuance cost	$(348,316)	(648,232)

Convertible notes, net	$4,353,422	2,411,363

Presented as:
Current liability	$256,056	82,447
Non-current liability	4,097,366	2,328,916
Convertible notes, net	$4,353,422	2,411,363

As of December 31, 2025, the Company had the following outstanding convertible notes:

Note Holders	Principal Amount	Conversion Price	Coupon Rate	Issuance Date	Maturity Date	Fair Value at December 31, 2025	Fair Value level
JAK & affiliated holders	$3,150,000	1.7	10%	2025-06-03	2028-06-02	$2,831,611	Level 2
JAK & affiliated holders	1,475,000	0.63	14.75%	2025-07-16	2030-01-16	1,736,145	Level 2
Vanquish Funding Group Inc	257,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	2025-10-15	2026-07-30	257,673	Level 2
Labrys Fund II, LP	250,000	15% discount of lowest traded price during 10 trading days immediately preceding the conversion date	USD 39,285.71 for 6 instalments	2025-11-12	2026-11-11	156,063	Level 2
Vanquish Funding Group Inc	157,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	2025-11-04	2026-07-30	235,900	Level 2

During the year period ended December 31, 2025, a total of $7,200,000 of convertible promissory notes were issued with a discount of 7% to JAK. These Notes are to be settled by way of cash or may be converted to Class A ordinary shares. The conversion of these notes is subject to certain criterions as mentioned in the Convertible Note Agreements, which include a beneficiary cap of 9.9% of shareholdings in the Company by JAK.

On October 15, 2025, the Company entered into an additional Securities Purchase Agreement with Vanquish Funding Group Inc. (“Vanquish SPA”), pursuant to which, amongst other things, (i) the Company agreed to sell a convertible note in the aggregate principal amount of $257,000, convertible into Class A Ordinary Shares pursuant to its terms; and (ii) the parties may agree to additional tranches of funding up to $2,200,000 during the following twelve months. The first tranche of $257,000 was received on October 15, 2025. The second tranche of $157,000 was received on November 10, 2025. The third tranche of $107,000 was received on January 30, 2026.

On November 12, 2025, the Company entered into a Securities Purchase Agreement with Labrys Fund II, L.P. (“Labrys SPA”), pursuant to which, amongst other things, (i) the Company agreed to sell a convertible note in the aggregate principal amount of $250,000, convertible into Class A Ordinary Shares pursuant to its terms and the funding of $250,000 was received on November 15, 2025.

During the year ended December 31, 2025, a total of $ 2,725,000 of convertible notes were converted into 58,424 ordinary shares by the note holder (adjusted by Reverse Stock Splits in 2025 and 2026 as of this report date), thereby increasing our shareholder equity by the same amount.

During the year ended December 31, 2024, a total of $5,800,000 of convertible promissory notes were issued with a discount of 7%. These Notes are to be settled by way of cash or may be converted to Class A ordinary shares. The conversion of these notes are subject to certain criterions as mentioned in the Convertible Note Agreements, which include a beneficiary cap of 9.99% of shareholdings in the Company by JAK.

During the year ended December 31, 2024, a total of $2,650,000 of convertible notes were converted into 117 (adjusted by four Reverse Stock Splits in 2025 and two Reverse Stock Splits on January 26, 2026 and March 16, 2026) ordinary shares by the note holder, thereby increasing our shareholder equity by the same amount.

Interest expense amounted to $504,136 and $765,177 for the period ended December 31, 2025 and December 31, 2024 respectively and has been calculated based on the effective interest rate for each convertible note.

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

	December 31, 2025	December 31, 2024
Balance at beginning of the year	$648,232	$-
Add: capitalized during the year	564,000	929,500
Less: charged to additional paid in capital for converted notes during the year	(777,836)	-
Less: amortized during the year	(86,080)	(281,268)
Ending balance	$348,316	$648,232

Derivative liability

Pursuant to ASC 815, a derivative liability had arisen from the issuance of convertible bonds which have the option of being converted to or exchanged for Class A ordinary shares at any time from date of issuance. The derivative liability is assessed to be a debt requiring to be bifurcated from the host contract and recorded at the fair value.

However, the conversion to ordinary shares is subject to certain terms and criteria as set within the Agreement, which includes restriction of conversion if the shareholdings by the note holder before and after the conversion exceeds 9.99%, for JAK & affiliated holders and Labrys Fund II, LP, as revised and 4.99% for Vanquish Funding Group Inc. As of December 31, 2025, the threshold has not been met, and accordingly the derivative is assessed to have a value of US$262,616 for the portions convertible to the extent of threshold, where relevant.

Free standing instruments – warrants

During the financial year ending December 31, 2025 and 2024, JAK & affiliated holders were issued with 2,142,940 and 3,555,678 warrants respectively to purchase additional Class A ordinary shares at an exercise price of $2.71 and $2.71, respectively (as adjusted for the effects of the reverse stock split in May 2025).

The exercise of these warrants is subject to a 9.99% beneficial cap, as revised, which restricts the holder from exceeding shareholdings in excess of the cap in the Company. As of December 31, 2025 and 2024, the derivative is assessed to have a nil value in view of the cap assessed to have been met with the exercise of the tab convertible notes above.

	December 31, 2025	December 31, 2024
Warrant units:
Balance at beginning of the year*	3,555,678	-
Warrants issued	2,142,940	3,555,678
Less : Exercised	(4,474,290)	-
Ending balance	1,224,328	3,555,678

*	Adjusted for the effects of the RSS in May 2025.

Public and Private – warrants

In connection with its initial public offering, the Company had issued 5,175,000 public warrants and 3,145,000 private warrants in a private placement transaction. Each warrant entitles the holder to purchase one ordinary share of the Company at an exercise price of $11.50 per share (subject to adjustment for share capital reorganisations and reverse stock splits).

The warrants may be exercised for cash or on a cashless basis at the holder’s option and are not redeemable by the Company. The warrants are exercisable commencing on the later of:

●	twelve months after the date of the IPO prospectus, and

●	the completion of the Company’s initial business combination.

The warrants expire five years after the completion of the business combination, or earlier upon liquidation of the Company.

As at 31 December 2025 and 2024, there were 5,175,000 public warrants and 3,145,000 private warrants outstanding.

During the periods since issuance, the Company completed multiple reverse stock splits. As a result, the number of ordinary shares issuable upon exercise of the warrants and the exercise price have been proportionately adjusted in accordance with the warrant agreement.

As at 31 December 2025, the market price of the Company’s ordinary shares was significantly below the adjusted exercise price of the warrants. Accordingly, the warrants were out of the money as at the reporting date. Management does not expect the warrants to be exercised unless the market price of the ordinary shares exceeds the exercise price prior to expiry.